CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CONDENSED STATEMENTS OF CASH FLOWS
Net cash provided by operating activities	¥ 58,963	$ 8,548	¥ 76,816	¥ 82,601
Cash flows from investing activities:
Net cash (used in)/provided by investing activities	(16,093)	(2,333)	(26,164)	(52,336)
Cash flows from financing activities:
Net cash used in financing activities			(28,449)	(41,467)
Net (decrease)/increase in cash and cash equivalents and restricted cash	42,870	6,215	22,203	(11,202)
Cash and cash equivalents at beginning of the year	38,251
Effect of foreign exchange rate changes on cash	(877)	(127)	(7,981)	1,349
Cash and cash equivalents at end of the year	81,179	11,770	38,251
Parent
CONDENSED STATEMENTS OF CASH FLOWS
Net cash provided by operating activities	(284)	(41)	(17)	(123)
Cash flows from investing activities:
Net cash (used in)/provided by investing activities	344	50
Cash flows from financing activities:
Net (decrease)/increase in cash and cash equivalents and restricted cash	60	9	(17)	(123)
Cash and cash equivalents at beginning of the year	740	107	757	880
Cash and cash equivalents at end of the year	¥ 800	$ 116	¥ 740	¥ 757